JPMorgan SMID Cap Equity Fund Average Annual Total Returns - R3 R4 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
RUSSELL 2500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.00%	8.77%	8.85%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	10.46%	6.38%	6.35%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	10.99%	6.93%	6.87%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.65%	4.81%	4.49%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.72%	4.92%	4.82%